UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street, Suite #1925
         San Francisco, CA  94111

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $303,208 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     3042    99700 SH       Defined                          99700
AFFYMAX INC                    COM              00826A109     4123   620000 SH       Defined                         620000
ALIGN TECHNOLOGY INC           COM              016255101    11796   603700 SH       Defined                         603700
AMICUS THERAPEUTICS INC        COM              03152W109       70    15000 SH       Defined                          15000
ANTHERA PHARMACEUTICALS INC    COM              03674U102     4948  1013947 SH       Defined                        1013947
ARDEA BIOSCIENCES INC          COM              03969P107     3692   142017 SH       Defined                         142017
ARIAD PHARMACEUTICALS INC      COM              04033A100     8403  1647550 SH       Defined                        1647550
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     5383   255100 SH       Defined                         255100
BAXTER INTL INC                COM              071813109     6970   137700 SH       Defined                         137700
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     9059   336400 SH       Defined                         336400
BIOMIMETIC THERAPEUTICS INC    COM              09064X101     5828   458915 SH       Defined                         458915
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     5547   216672 SH       Defined                         216672
CADENCE PHARMACEUTICALS INC    COM              12738T100     1132   150000 SH       Defined                         150000
CONMED CORP                    COM              207410101     6873   260034 SH       Defined                         260034
CYCLACEL PHARMACEUTICALS INC   COM              23254L108     1463   995140 SH       Defined                         995140
DYNAVAX TECHNOLOGIES CORP      COM              268158102     4960  1550000 SH       Defined                        1550000
GENZYME CORP                   COM              372917104     3325    46700 SH       Defined                          46700
GTX INC DEL                    COM              40052B108     2950  1113215 SH       Defined                        1113215
HEARTWARE INTL INC             COM              422368100    11118   126966 SH       Defined                         126966
HILL ROM HLDGS INC             COM              431475102     8902   226105 SH       Defined                         226105
INCYTE CORP                    COM              45337C102    10915   659126 SH       Defined                         659126
LEMAITRE VASCULAR INC          COM              525558201     2103   310696 SH       Defined                         310696
MAP PHARMACEUTICALS INC        COM              56509R108     3595   214745 SH       Defined                         214745
MEDTRONIC INC                  COM              585055106    10756   290000 SH       Defined                         290000
MICROMET INC                   COM              59509C105     5487   675800 SH       Defined                         675800
NEKTAR THERAPEUTICS            COM              640268108    14908  1160186 SH       Defined                        1160186
NXSTAGE MEDICAL INC            COM              67072V103    12941   520120 SH       Defined                         520120
ONYX PHARMACEUTICALS INC       COM              683399109    16190   439100 SH       Defined                         439100
ORTHOFIX INTL N V              COM              N6748L102    11874   409450 SH       Defined                         409450
PACIFIC BIOSCIENCES OF CALIF   COM NEW          69404D108     8169   513472 SH       Defined                         513472
PROTALIX BIOTHERAPEUTICS INC   COM              74365A101     6778   679200 SH       Defined                         679200
RAPTOR PHARMACEUTICAL CORP     COM              75382F106     1966   540000 SH       Defined                         540000
SEQUENOM INC                   COM              817337405    21108  2628600 SH       Defined                        2628600
STRYKER CORP                   COM              863667101     7357   137000 SH       Defined                         137000
THORATEC CORP                  COM              885175307    10931   385992 SH       Defined                         385992
TOMOTHERAPY INC                COM              890088107     4245  1175872 SH       Defined                        1175872
UNITED THERAPEUTICS CORP DEL   COM              91307C102    11557   182800 SH       Defined                         182800
UNITEDHEALTH GROUP INC         COM              91324P102     9085   251600 SH       Defined                         251600
VERTEX PHARMACEUTICALS INC     COM              92532F100     8824   251900 SH       Defined                         251900
XENOPORT INC                   COM              98411C100     5122   601200 SH       Defined                         601200
YM BIOSCIENCES INC             COM              984238105     2055   881900 SH       Defined                         881900
ZIMMER HLDGS INC               COM              98956P102     5561   103600 SH       Defined                         103600
ZIOPHARM ONCOLOGY INC          COM              98973P101     2097   450000 SH       Defined                         450000